Construction Services Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Balance, December 31, 2015	$ 16,108
Balance, December 31, 2016	22,590	$ 16,108
Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance, December 31, 2015	16,108	20,042
Net Income (loss) attributable to redeemable noncontrolling interest	1,148	939	$ 151
Foreign currency exchange translation adjustment	5	(66)	(22)
Centuri distribution to redeemable noncontrolling interest	(439)	(99)
Adjustment to redemption value	5,768
Balance, December 31, 2016	$ 22,590	$ 16,108	$ 20,042